LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
LOSS PER SHARE
18.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Numerator:
Net loss attributable to ordinary shareholders	(222,867)	(560,485)	(961,241)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	171,127,788	205,727,195	338,472,987

Basic and diluted loss per share:	(1.30)	(2.72)	(2.84)

The potentially dilutive securities such as share based payments, convertible notes and preference shares were not included in the calculation of dilutive loss per share because of their anti-dilutive effect.

During the year ended December 31, 2018, the Company issued 3,200,000 Class A ordinary shares to its share depository bank which will be used to settle share incentive awards upon their exercise. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.

During the year ended December 31, 2018, 933,007 issued Class A ordinary shares were used to settle the exercise of share incentive awards.